Share-based payment arrangements (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($) plan	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Warrants and options CHF instrument	Dec. 31, 2013 Warrants and options CHF instrument	Dec. 31, 2012 Warrants and options CHF	Dec. 31, 2014 Warrants and options USD ($) instrument	Dec. 31, 2014 Exercise price of 19.00 Warrants and options CHF instrument	Dec. 31, 2014 Exercise price of 22.50 Warrants and options CHF instrument	Dec. 31, 2014 Exercise Price 25.50 Warrants and options CHF instrument	Dec. 31, 2014 Exercise price 15.75 Warrants and options CHF instrument	Dec. 31, 2014 Exercise price 17.50 Warrants and options CHF instrument	Dec. 31, 2014 Exercise price of 21.50 Warrants and options CHF instrument	Dec. 31, 2014 Exercise price of 21.00 Warrants and options CHF instrument
Share-based payment arrangements
Number of share-based payment plans	3
Compensation cost for equity-settled stock based arrangements	$ 73	$ 71	$ 60
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)	94,000,000
Numbers of shares held in treasury stock	55,843,639	14,093,960
Treasury stock that could be used to settle share-based payment arrangements (in shares)	30,000,000
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation, vesting period				3 years
Expiration period after date of grant				6 years
Time period of interest rate used as the basis for the risk-free rate				6 years
Assumptions used for calculations of fair value, warrants and options
Expected volatility (as a percent)				18.00%	21.00%	27.00%
Dividend yield (as a percent)				2.88%	2.90%	3.60%
Expected term				6 years	6 years	6 years
Risk-free interest rate (as a percent)				0.24%	0.57%	0.30%
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at beginning of period				297,900,000			342,700,000
Number of instruments Granted				79,900,000
Number of instruments Exercised				(5,500,000)	0
Number of instruments Forfeited				(4,500,000)
Number of instruments, Expired				(25,100,000)
Number of instruments outstanding at end of period					297,900,000		342,700,000	22,800,000	36,700,000	43,100,000	60,900,000	14,500,000	85,200,000	79,500,000
Number of instruments Vested and expected to vest at end of period							327,300,000
Number of instruments Exercisable at end of period							121,200,000
Number of shares outstanding at beginning of period (in shares)				59,600,000			68,500,000
Share-equivalent of instruments granted (in shares)				16,000,000
Share-equivalent of instruments exercised (in shares)				(1,100,000)
Share-equivalent of instruments forfeited (in shares)				(900,000)
Share-equivalent of instruments expired (in shares)				(5,100,000)
Number of shares outstanding at end of period (in shares)					59,600,000		68,500,000	4,600,000	7,300,000	8,600,000	12,200,000	2,900,000	17,000,000	15,900,000
Share-equivalent of instruments of shares Vested and expected to vest at end of period (in shares)							65,500,000
Share-equivalent of instruments exercisable at end of period (in shares)							24,200,000
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share)				21.76
Weighted-average exercise price, Granted (in Swiss francs per share)				21.00
Weighted-average exercise prise, Exercised (in Swiss francs per share)				15.75
Weighted-average exercise price, Forfeited (in Swiss francs per share)				19.34
Weighted-average exercise price, Expired (in Swiss francs per share)				36.40
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share)				20.64	21.76
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share)				20.68
Weighted-average exercise price, Exercisable (in Swiss francs per share)				22.28
Weighted-average remaining contractual term, Outstanding				3 years 7 months 6 days				4 months 24 days	1 year 4 months 24 days	2 years 4 months 24 days	3 years 4 months 24 days	3 years 4 months 24 days	4 years 4 months 24 days	5 years 8 months 12 days
Weighted-average remaining contractual term, Vested and expected to vest				3 years 7 months 6 days
Weighted-average remaining contractual term, Exercisable				2 years
Exercise price (in Swiss francs)								19.00	22.50	25.50	15.75	17.50	21.50	21.00
Aggregate intrinsic value, Outstanding				88
Aggregate intrinsic value, Vested and expected to vest				83
Aggregate intrinsic value, Exercisable				20
Conversion ratio				5
Unrecognized compensation cost, non-vested warrants and option							$ 62
Weighted average period over which unrecognized share-based compensation costs are expected to be reported				2 years
Weighted-average grant-date fair value of warrants and options (per instrument)				0.49	0.66	0.59